Unaudited Quarterly Results - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Loss / write down on assets held for sale	$ 17,701	$ 0	$ 17,354	$ 11,433